UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-07102

The Advisors’ Inner Circle Fund II

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2012

Date of reporting period: April 30, 2012

Item 1.	Schedule of Investments

THE ADVISOR’S INNER CIRCLE FUND II	CLEAR RIVER FUND® April 30, 2012 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 88.3%
	Shares	Value
CONSUMER DISCRETIONARY — 10.4%
Arbitron	8,633	$328,485
Big Lots *	7,173	262,819
Gentex	11,115	244,196
Harte-Hanks	16,067	134,963
Honda Motor ADR	10,888	392,403
John Wiley & Sons, Cl A	4,893	221,115
McDonald’s	7,240	705,538
Morningstar	4,411	254,603
NIKE, Cl B	5,700	637,659
Nordstrom	14,400	804,384
Staples	24,282	373,943
Starwood Hotels & Resorts Worldwide	11,905	704,776
VF	2,813	427,717

		5,492,601

CONSUMER STAPLES — 11.4%
Colgate-Palmolive	10,097	998,997
Diageo ADR	8,481	857,599
Energizer Holdings *	5,133	366,137
HJ Heinz	11,705	623,993
Nestle ADR	18,819	1,150,594
PepsiCo	7,311	482,526
Reckitt Benckiser Group	11,715	681,971
Tesco	71,448	367,977
Wal-Mart Stores	7,670	451,840

		5,981,634

ENERGY — 6.5%
Apache	3,834	367,834
Chevron	7,360	784,282
Cloud Peak Energy *	8,522	131,153
CNOOC ADR	1,969	416,739
FMC Technologies *	10,118	475,546
Oceaneering International	5,697	294,136
Schlumberger	8,230	610,172

THE ADVISOR’S INNER CIRCLE FUND II	CLEAR RIVER FUND® April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
ENERGY — continued
Transocean	7,264	$366,033

		3,445,895

FINANCIALS — 11.5%
Aflac	11,350	511,204
American Express	17,364	1,045,487
Berkshire Hathaway, Cl B *	8,024	645,531
BlackRock, Cl A	2,640	505,771
Capital One Financial	4,673	259,258
Goldman Sachs Group	5,615	646,567
HSBC Holdings ADR	11,036	498,496
IntercontinentalExchange *	5,075	675,178
Leucadia National	9,071	225,505
Markel *	890	391,849
PNC Financial Services Group	5,795	384,325
TCF Financial	23,449	268,960

		6,058,131

HEALTH CARE — 10.6%
Abbott Laboratories	10,580	656,595
Baxter International	6,342	351,410
DENTSPLY International	8,191	336,323
Johnson & Johnson	8,311	540,963
Laboratory Corp of America Holdings *	6,835	600,728
McKesson	7,885	720,768
Mednax *	5,678	398,823
Mettler-Toledo International *	1,933	346,625
Perrigo	4,640	486,736
Thermo Fisher Scientific	13,037	725,509
VCA Antech *	18,323	433,522

		5,598,002

INDUSTRIALS — 14.7%
3M	9,145	817,197
ABB ADR	17,696	333,923
CH Robinson Worldwide	8,624	515,198

THE ADVISOR’S INNER CIRCLE FUND II	CLEAR RIVER FUND® April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
INDUSTRIALS — continued
CSX	11,318	$252,504
Graco	7,517	400,731
Illinois Tool Works	9,455	542,528
Komatsu	22,527	653,182
National Presto Industries	1,692	124,734
Northrop Grumman	6,028	381,452
Orbital Sciences *	22,241	279,347
Precision Castparts	4,410	777,792
Republic Services, Cl A	27,428	750,704
Stericycle *	3,031	262,485
TransDigm Group *	2,676	337,497
United Technologies	9,284	757,946
Waste Management	15,515	530,613

		7,717,833

INFORMATION TECHNOLOGY — 16.6%
Accenture, Cl A	10,698	694,835
Amphenol, Cl A	14,915	867,158
ANSYS *	5,705	382,634
Apple *	1,894	1,106,550
Ebix	18,829	385,053
Fiserv *	4,639	326,075
Global Payments	6,632	307,924
Microsoft	19,413	621,604
NeuStar, Cl A *	9,243	335,983
Paychex	20,726	642,091
Qualcomm	12,933	825,643
SAP ADR	7,388	489,751
Taiwan Semiconductor Manufacturing ADR	42,378	660,249
Texas Instruments	11,027	352,203
Wright Express *	4,891	312,144
Zebra Technologies, Cl A *	10,321	400,352

		8,710,249

MATERIALS — 2.4%
BHP Billiton ADR	7,472	555,170

THE ADVISOR’S INNER CIRCLE FUND II	CLEAR RIVER FUND® April 30, 2012 (Unaudited)

COMMON STOCK — continued

	Shares	Value
MATERIALS — continued
Rock-Tenn, Cl A	6,209	$387,007
Steel Dynamics	23,920	305,458

		1,247,635

TELECOMMUNICATION SERVICES — 2.0%
Telefonica ADR	21,999	321,846
Vodafone Group ADR	26,610	740,556

		1,062,402

UTILITIES — 2.2%
Edison International	20,160	887,242
UGI	9,697	282,958

		1,170,200

TOTAL COMMON STOCK (Cost $34,914,274)		46,484,582

EXCHANGE TRADED FUNDS — 10.0%
iShares Barclays 1-3 Year Treasury Bond Fund	6,433	543,331
iShares Dow Jones Select Dividend Index Fund	25,637	1,453,362
iShares MSCI All Country Asia Ex-Japan Index Fund	9,593	539,127
iShares MSCI EAFE Index Fund	3,958	212,742
SPDR Barclays Capital 1-3 Month Treasury Bill Fund	18,932	867,654
SPDR S&P 500 Trust	1,195	167,025
Vanguard MSCI Emerging Markets Fund	22,638	962,794
WisdomTree Japan Hedged Equity Fund	14,425	493,623

TOTAL EXCHANGE TRADED FUNDS (Cost $4,632,149)		5,239,658

CASH EQUIVALENT — 1.7%
BlackRock Liquidity Funds TempFund Portfolio — Institutional, 0.140% (A) (Cost $910,096)	910,096	910,096

TOTAL INVESTMENTS — 100.0% (Cost $40,456,519)†		$52,634,336

THE ADVISOR’S INNER CIRCLE FUND II	CLEAR RIVER FUND® April 30, 2012 (Unaudited)

Percentages are based on Net Assets of $52,615,985.

*	Non-income producing security.
(A)	The rate shown is the 7-day effective yield as of April 30, 2012.

ADR	— American Depositary Receipt
Cl	— Class
EAFE	— Europe, Australasia, Far East
MSCI	— Morgan Stanley Capital International
S&P	— Standard & Poor’s
SPDR	— Standard & Poor’s Depositary Receipt

†	At April 30, 2012, the tax basis cost of the Fund’s investments was $40,456,519, and the unrealized appreciation and depreciation were $13,007,761 and $(829,944) respectively.

As of April 30, 2012, all of the Fund’s investments were classified as Level 1. There were no transfers between Level 1 and Level 2 assets and liabilities. As of April 30, 2012, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual financial statements.

LHI-QH-001-0700

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by
Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Advisors’ Inner Circle Fund II

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ MICHAEL BEATTIE
Michael Beattie President

Date: June 28, 2012

By	/S/ MICHAEL LAWSON
Michael Lawson Treasurer, Controller and Chief Financial Officer

Date: June 28, 2012